Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 05, 2024	Dec. 13, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Net proceeds (in Dollars)					$ 34,399,268
Ordinary shares outstanding (in Shares)				31,949,038	24,015,592
Par value, per share				$ 0.00005	$ 0.00005
Preferred shares, shares issued (in Shares)				3,700,000	3,700,000
Preferred shares, par value				$ 0.00005	$ 0.00005
Voting right				(20)
Number of ordinary shares (in Shares)	3
Issuance of Preferred Shares [Member]
Equity [Line Items]
Voting power percentage		79.00%
Issuance of Preferred Shares [Member]
Equity [Line Items]
Preferred shares, shares issued (in Shares)		3,700,000
Preferred shares, par value		$ 0.00005
Voting right		20
Fair value amount (in Dollars)				$ 3,700,000
Preferred stock equivalent (in Dollars)				$ 730.93
Price per share				$ 0.0001975
Common Stock [Member]
Equity [Line Items]
Par value, per share	$ 0.00005
Initial Public Offering [Member]
Equity [Line Items]
Depositary shares (in Shares)			5,700,000
Issued price per share			$ 6.8
Net proceeds (in Dollars)			$ 33,110,000
Commissions and other offering expense (in Dollars)			$ 5,650,000
Ordinary shares outstanding (in Shares)			24,015,592
Par value, per share			$ 0.00005